MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 233,892
Mineral properties, plant and equipment at end of period	314,657	$ 233,892
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	836,821	722,214
Additions	113,217	138,280
Disposals	(1,714)	(23,673)
Mineral properties, plant and equipment at end of period	948,324	836,821
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(602,929)	(600,017)
Amortization	31,508	23,906
Disposals	(770)	(20,994)
Mineral properties, plant and equipment at end of period	(633,667)	(602,929)
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	154,087
Mineral properties, plant and equipment at end of period	189,443	154,087
Mineral properties [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	600,068	511,399
Additions	56,753	103,635
Disposals	(674)	(14,966)
Mineral properties, plant and equipment at end of period	656,147	600,068
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(445,981)	(444,769)
Amortization	20,723	14,786
Disposals	0	(13,574)
Mineral properties, plant and equipment at end of period	(466,704)	(445,981)
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,826
Mineral properties, plant and equipment at end of period	47,982	12,826
Plant [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	96,860	98,185
Additions	36,754	5,217
Disposals	0	(6,542)
Mineral properties, plant and equipment at end of period	133,614	96,860
Plant [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(84,034)	(88,208)
Amortization	1,598	2,268
Disposals	0	(6,442)
Mineral properties, plant and equipment at end of period	(85,632)	(84,034)
Machinery & equipment and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	51,840
Mineral properties, plant and equipment at end of period	56,493	51,840
Machinery & equipment and assets under finance lease [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	106,260	87,140
Additions	12,134	19,877
Disposals	(417)	(757)
Mineral properties, plant and equipment at end of period	117,977	106,260
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(54,420)	(49,445)
Amortization	7,241	5,301
Disposals	(177)	(326)
Mineral properties, plant and equipment at end of period	(61,484)	(54,420)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	10,975
Mineral properties, plant and equipment at end of period	15,804	10,975
Building [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	20,356	13,445
Additions	5,194	7,573
Disposals	0	(662)
Mineral properties, plant and equipment at end of period	25,550	20,356
Building [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(9,381)	(9,194)
Amortization	365	346
Disposals	0	(159)
Mineral properties, plant and equipment at end of period	(9,746)	(9,381)
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	4,164
Mineral properties, plant and equipment at end of period	4,935	4,164
Transport & office equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	13,277	12,045
Additions	2,382	1,978
Disposals	(623)	(746)
Mineral properties, plant and equipment at end of period	15,036	13,277
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(9,113)	(8,401)
Amortization	1,581	1,205
Disposals	(593)	(493)
Mineral properties, plant and equipment at end of period	$ (10,101)	$ (9,113)